Dividends on ordinary shares (Details) £ / shares in Units, £ in Millions, shares in Millions	3 Months Ended		12 Months Ended
	Jun. 30, 2022 GBP (£)	Jun. 30, 2021 GBP (£)	Dec. 31, 2022 GBP (£) shareBuyback £ / shares shares	Dec. 31, 2021 GBP (£)	Dec. 31, 2020 GBP (£)
Repurchase of shares			£ 3,655	£ 1,275	£ 1,056
Dividends recognised as distributions to owners of parent, relating to current year	£ 364	£ 339
Dividends paid, relating to prior years			£ 664		£ 173
Number of share buybacks | shareBuyback			2
Intention to initiate share buyback
Repurchase of shares			£ 500
Ordinary shares
Total dividend approved (in GBP per share) | £ / shares			£ 0.0725
Full year dividend approved (in GBP per share) | £ / shares			£ 0.0500
Ordinary shares in issue (in shares) | shares			15,871
Repurchase of shares			£ 1,500	£ 1,200